Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Net of estimated recoveries from third-party	$ 1,100,000	$ 1,800,000
Rental expense	18,400,000	$ 16,900,000	$ 16,700,000
Acquisition of plant and equipment and other purchase obligations	$ 0